Summary of Significant Accounting Policies (Tables) - SOLV Energy Holdings LLC [Member]	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Summary of allowance for credit losses	The following table sets forth activities in the allowance for credit losses for the periods indicated.

	December 31,
	2025	2024
Balance, at beginning of year	$344	$2,979
Increase (decrease) in credit loss expense	437	(11)
Recoveries	—	(2,624)

Balance, at end of year	$781	$344

Summary of Depreciation recognized over assets
Property and equipment are recorded at cost. Depreciation is recognized over the assets estimated useful lives using the straight-line method. The range of estimated useful lives for the respective assets is as follows:

Machinery and equipment	5-7 years
Furniture and fixtures	5 years
Computer equipment	5 years
Vehicles	5 years
Software	3-7 years